CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income/(loss)	$ 486,100,000	$ 534,700,000	$ 51,100,000
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	(1,000,000.0)	11,000,000.0	43,300,000
Impairment of lease assets	0	0	(6,700,000)
Amortization of right-of-use operating lease assets	9,900,000	10,700,000	10,100,000
Interest on operating lease liabilities	4,100,000	4,500,000	5,400,000
Realized and unrealized investment gains	(52,600,000)	(75,900,000)	(5,000,000.0)
Realized and unrealized investment losses	102,100,000	61,400,000	182,600,000
Deferred tax expense/(benefit)	(88,600,000)	(197,700,000)	(104,600,000)
Net realized and unrealized investment foreign exchange losses/(gains)	11,200,000	(5,300,000)	15,900,000
Net change from current period hedged transactions	(6,500,000)	(14,000,000.0)	15,400,000
Unrealized (gain)/loss on real estate fund in net investment income	6,100,000	17,900,000	(14,500,000)
Increase (Decrease) in Operating Capital [Abstract]
Reserve for losses and loss adjustment expenses	312,000,000.0	99,700,000	99,100,000
Unearned premiums	219,500,000	(31,200,000)	345,200,000
Unpaid losses recoverable from reinsurers	405,800,000	319,900,000	(1,599,600,000)
Ceded unearned premiums	(168,200,000)	3,800,000	(141,200,000)
Deferred acquisition costs	(25,900,000)	22,800,000	(28,200,000)
Reinsurance premiums payable	(515,500,000)	(563,500,000)	1,404,400,000
Underwriting premiums receivable	(181,700,000)	47,100,000	(177,800,000)
Income tax payable and refundable	(3,000,000.0)	3,500,000	(1,300,000)
Accrued expenses and other payables	22,400,000	13,200,000	(87,000,000.0)
Derivative assets and derivative liabilities	38,400,000	15,400,000	(21,700,000)
Operating lease liabilities	(15,900,000)	(15,500,000)	(15,500,000)
Other (1)	(3,800,000)	62,200,000	(24,400,000)
Net cash provided by/(used in) operating activities	554,900,000	324,700,000	(55,000,000.0)
Cash flows from investing activities:
(Purchases) of fixed income securities — Available for sale	(2,468,500,000)	(1,554,800,000)	(1,613,900,000)
(Purchases) of fixed income securities — Trading	(544,600,000)	(418,500,000)	(724,600,000)
Proceeds from sales and maturities of fixed income securities — Available for sale	1,872,700,000	1,326,700,000	2,212,500,000
Proceeds from sales and maturities of fixed income securities — Trading	850,100,000	474,000,000.0	293,600,000
Net proceeds from catastrophe bonds — Trading	500,000	1,500,000	500,000
(Purchases) of short-term investments — Available for sale	(334,700,000)	(265,900,000)	(55,900,000)
Proceeds from sale of short-term investments — Available for sale	167,000,000.0	231,000,000.0	13,600,000
(Purchases) of short-term investments — Trading	(5,700,000)	(15,100,000)	(7,000,000.0)
Proceeds from sale of short-term investments — Trading	6,700,000	19,500,000	2,600,000
(Purchases) of privately-held investments - Available for sale	(10,000,000.0)	(14,700,000)	0
(Purchases) of privately-held investments — Trading	(57,000,000.0)	(99,000,000.0)	(377,900,000)
Proceeds from sale of privately-held investments — Trading	195,400,000	136,900,000	147,400,000
Net change in receivable/(payable) for securities sold/(purchased)	16,800,000	19,900,000	(31,800,000)
(Purchases) of other investments	(32,500,000)	(9,300,000)	(62,500,000)
Net proceeds from sales of other investments	8,500,000	4,900,000	5,900,000
Net (purchases)/sales of fixed assets	17,500,000	8,900,000	(3,000,000.0)
Net (purchases) of investments, equity method	0	(400,000)	(2,000,000.0)
Net cash (used in) investing activities	(352,800,000)	(172,200,000)	(196,500,000)
Cash flows from financing activities:
Repayments of Short-Term Debt	0	(300,000,000.0)	0
Proceeds from term loan facility	0	300,000,000.0	0
Redemption of preference shares (1)	(275,000,000.0)	0	0
Preference share issuance	217,000,000.0	0	0
Payments of Ordinary Dividends, Common Stock	195,000,000.0	40,300,000	40,000,000.0
Dividends paid on preference shares	(54,900,000)	(49,900,000)	(44,600,000)
Net cash (used in) financing activities	(307,900,000)	(90,200,000)	(84,600,000)
Effect of exchange rate movements on cash and cash equivalents	(8,100,000)	6,600,000	(18,800,000)
(Decrease)/Increase in cash and cash equivalents	(113,900,000)	68,900,000	(354,900,000)
Cash and cash equivalents at beginning of period	1,028,100,000	959,200,000	1,314,100,000
Cash and cash equivalents at end of period (2)	914,200,000	1,028,100,000	959,200,000
Supplemental disclosure of cash flow information:
Income taxes paid	69,000,000.0	60,900,000	29,100,000
Interest paid on long-term debt	$ 20,500,000	$ 15,600,000	$ 14,300,000